Components of Intangible Assets Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Intellectual property rights USD ($)	Mar. 31, 2012 Intellectual property rights JPY (¥)	Mar. 31, 2011 Intellectual property rights JPY (¥)	Mar. 31, 2012 Computer Software, Intangible Asset USD ($)	Mar. 31, 2012 Computer Software, Intangible Asset JPY (¥)	Mar. 31, 2011 Computer Software, Intangible Asset JPY (¥)	Mar. 31, 2012 Other Intangible Assets USD ($)	Mar. 31, 2012 Other Intangible Assets JPY (¥)	Mar. 31, 2011 Other Intangible Assets JPY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 94,707	¥ 7,766,000	¥ 7,322,000	$ 35,110	¥ 2,879,000	¥ 2,879,000	$ 41,463	¥ 3,400,000	¥ 3,040,000	$ 18,134	¥ 1,487,000	¥ 1,403,000
Accumulated amortization	$ 40,329	¥ 3,307,000	¥ 2,824,000	$ 7,061	¥ 579,000	¥ 368,000	$ 27,451	¥ 2,251,000	¥ 2,044,000	$ 5,817	¥ 477,000	¥ 412,000